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January 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Global Series, Inc.
         RiverSource Absolute Return Currency and Income Fund
         RiverSource Emerging Markets Bond Fund
         RiverSource Global Bond Fund
         Threadneedle Emerging Markets Fund
         Threadneedle Global Equity Fund
         Threadneedle Global Equity Income Fund
         Threadneedle Global Extended Alpha Fund

         Post-Effective Amendment No. 60
         File No. 33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 60 (Amendment). This Amendment was filed electronically on December 29, 2009.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.